CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
EXPENSES
Exploration (Note 7)	$ 757,325	$ 1,904,636	$ 2,321,471	$ 3,508,426
General and administration	980,107	1,190,851	2,124,197	3,964,347
Consultancy and advisory fees	234,070	324,175	519,742	1,311,101
Impairment of mineral property interests	0	437,732	0	437,732
Depreciation	17,160	26,704	34,835	55,540
Gain on sale of mineral property interests	(28,096)	0	(28,096)	0
Foreign exchange loss (gain)	882,044	(892,725)	(189,413)	(1,010,409)
Loss from operations	(2,842,610)	(2,991,373)	(4,782,736)	(8,266,737)
Interest income	97,064	100,948	180,290	164,514
Interest expense (Note 5)	(65,524)	(64,553)	(130,385)	(128,809)
Gain (loss) from equity investee (Note 5)	(28,772)	19,683	(49,564)	(93,246)
Fair value adjustment of asset backed commercial paper	0	147,564	0	147,564
Loss from operations before income taxes	(2,839,842)	(2,787,731)	(4,782,395)	(8,176,714)
Current income tax recovery	246,609	0	133,379	0
Deferred income tax recovery (expense)	(332,558)	512,114	443,240	809,253
Net loss	(2,925,791)	(2,275,617)	(4,205,776)	(7,367,461)
Comprehensive loss:
Net loss	(2,925,791)	(2,275,617)	(4,205,776)	(7,367,461)
Foreign currency translation adjustment (Note 13)	1,439,608	(1,740,015)	(256,680)	(2,323,213)
Comprehensive loss:	$ (1,486,183)	$ (4,015,632)	$ (4,462,456)	$ (9,690,674)
Basic and diluted net loss per share	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.05)
Weighted average number of common shares outstanding	146,827,792	146,734,385	146,781,346	140,913,549